Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2018	Sep. 30, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Sponsor and public offering, description		The Company’s sponsor is Spartan Energy Acquisition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). As described in Note 3, on August 14, 2018, the Company consummated the Public Offering of 55,200,000 of its units (the “Units”), including 7,200,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option, generating gross proceeds of $552,000,000. As described in Note 4, on August 14, 2018, simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 warrants (the “Private Placement Warrants”) at a purchase price of $1.50 per warrant, or approximately $14,040,000 in the aggregate (the “Private Placement”).	The Company’s sponsor is Spartan Energy Acquisition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). As described in Note 3, on August 14, 2018, the Company consummated the Public Offering of 55,200,000 of its units (the “Units”), including 7,200,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option, generating gross proceeds of $552,000,000. As described in Note 4, on August 14, 2018, simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 warrants (the “Private Placement Warrants”) at a purchase price of $1.50 per warrant, or approximately $14,040,000 in the aggregate (the “Private Placement”).
Percentage of redemption of public shares		100.00%	100.00%
Redemption shares exercised (in Shares)		7,458
Redemption price per share (in Dollars per share)		$ 10.31
Aggregate redemption amount		$ 76,922
Percentage of minimum fair market value asset		80.00%	80.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Investment income		100,000	100,000
Opening bank account		164,923	549,000
Franchise income taxes		17,000,000.0	12,700,000
Net interest to dissolution expenses		100,000
Working deficit		4,200,000	378,000
Advances due to related party		3,200,000	1,500,000
Net proceeds		4,500,000	3,900,000
Repaid loan	$ 1,600,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Trust account		552,000,000	552,000,000
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Capital contribution		$ 25,000	$ 25,000